Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) for the period included in earnings, Liabilities	¥ 35,755
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange gains (losses)—net, Fees and commissions income (Note 27), Other non-interest income, Investment securities gains (losses)—net (Note 3), Trading account losses—net
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange gains (losses)—net, Fees and commissions income (Note 27), Other non-interest income, Investment securities gains (losses)—net (Note 3), Trading account losses—net
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading account losses—net
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading account losses—net
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 1,219,735	¥ 1,135,409
Total gains (losses) for the period included in earnings, Assets	48,461	68,815
Total gains (losses) for the period included in other comprehensive income, Assets	27,082	32,308
Purchases, Assets	800,564	708,270
Issues, Assets	334	674
Sales, Assets	(101,481)	(204,970)
Settlements, Assets	(338,125)	(570,658)
Transfers into Level 3, Assets	61,952	136,272
Transfers out of Level 3, Assets	(33,495)	(85,037)
Level 3 assets, Ending balance	1,684,359	1,219,735
Change in unrealized gains (losses) included in earnings for assets still held at period end	92,168	105,473
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	16,463	(2,212)
Total gains (losses) for the period included in earnings, Liabilities		8,315
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,879)	(3,080)
Purchases, Liabilities	0	0
Issues, Liabilities	127,482	36,535
Sales, Liabilities	0	0
Settlements, Liabilities	(42,183)	(19,361)
Transfers into Level 3, Liabilities	72,173	5,364
Transfers out of Level 3, Liabilities	(192)	1,372
Level 3 liabilities, Ending balance	141,867	16,463
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	43,066	15,532
Fair Value, Measurements, Recurring | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	76,918	0
Total gains (losses) for the period included in earnings, Assets	992	(2,589)
Total gains (losses) for the period included in other comprehensive income, Assets	9,263	4,234
Purchases, Assets	1,620	770
Issues, Assets	0	0
Sales, Assets	(77,390)	0
Settlements, Assets	(11,403)	(4,247)
Transfers into Level 3, Assets	0	78,750
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	0	76,918
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	1,461
Fair Value, Measurements, Recurring | Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	16,463	(2,212)
Total gains (losses) for the period included in earnings, Liabilities	35,755	8,315
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,879)	(3,080)
Purchases, Liabilities	0	0
Issues, Liabilities	53,887	36,535
Sales, Liabilities	0	0
Settlements, Liabilities	(36,792)	(19,361)
Transfers into Level 3, Liabilities	72,173	5,364
Transfers out of Level 3, Liabilities	(192)	1,372
Level 3 liabilities, Ending balance	73,663	16,463
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	43,066	15,532
Fair Value, Measurements, Recurring | Collateralized Debt Obligations
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	0
Total gains (losses) for the period included in earnings, Liabilities	0
Total gains (losses) for the period included in other comprehensive income, Liabilities	0
Purchases, Liabilities	0
Issues, Liabilities	73,595
Sales, Liabilities	0
Settlements, Liabilities	(5,391)
Transfers into Level 3, Liabilities	0
Transfers out of Level 3, Liabilities	0
Level 3 liabilities, Ending balance	68,204	0
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	0
Fair Value, Measurements, Recurring | Trading account, Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	797,997	756,413
Total gains (losses) for the period included in earnings, Assets	50,044	41,919
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	387,100	458,395
Issues, Assets	0	0
Sales, Assets	(21,409)	(197,245)
Settlements, Assets	(30,468)	(262,150)
Transfers into Level 3, Assets	0	665
Transfers out of Level 3, Assets	(945)	0
Level 3 assets, Ending balance	1,182,319	797,997
Change in unrealized gains (losses) included in earnings for assets still held at period end	43,990	40,113
Fair Value, Measurements, Recurring | Trading account, Debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,711	1,280
Total gains (losses) for the period included in earnings, Assets	16	287
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	5,718	31,591
Issues, Assets	0	0
Sales, Assets	(5,765)	(31,432)
Settlements, Assets	(250)	(15)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(262)	0
Level 3 assets, Ending balance	1,168	1,711
Change in unrealized gains (losses) included in earnings for assets still held at period end	(35)	47
Fair Value, Measurements, Recurring | Trading account, Debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	683	77
Total gains (losses) for the period included in earnings, Assets	0	(68)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	126
Issues, Assets	0	0
Sales, Assets	0	(100)
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	648
Transfers out of Level 3, Assets	(683)	0
Level 3 assets, Ending balance	0	683
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	(69)
Fair Value, Measurements, Recurring | Trading account, Debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0	1,000
Total gains (losses) for the period included in earnings, Assets		(2)
Total gains (losses) for the period included in other comprehensive income, Assets		0
Purchases, Assets		97,197
Issues, Assets		0
Sales, Assets		(98,176)
Settlements, Assets		(19)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		0
Fair Value, Measurements, Recurring | Trading account, Debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	315,231	336,811
Total gains (losses) for the period included in earnings, Assets	17,132	26,692
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	354,978	270,974
Issues, Assets	0	0
Sales, Assets	(15,636)	(67,500)
Settlements, Assets	(2,794)	(251,746)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	668,911	315,231
Change in unrealized gains (losses) included in earnings for assets still held at period end	15,749	27,693
Fair Value, Measurements, Recurring | Trading account, Debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	313,166	277,635
Total gains (losses) for the period included in earnings, Assets	21,297	14,179
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	8,128	21,352
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(8,467)	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	334,124	313,166
Change in unrealized gains (losses) included in earnings for assets still held at period end	20,646	14,179
Fair Value, Measurements, Recurring | Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	167,206	139,610
Total gains (losses) for the period included in earnings, Assets	11,599	831
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	18,276	37,155
Issues, Assets	0	0
Sales, Assets	(8)	(37)
Settlements, Assets	(18,957)	(10,370)
Transfers into Level 3, Assets	0	17
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	178,116	167,206
Change in unrealized gains (losses) included in earnings for assets still held at period end	7,630	(1,737)
Fair Value, Measurements, Recurring | Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	71,089	25,027
Total gains (losses) for the period included in earnings, Assets	(2,045)	23,754
Total gains (losses) for the period included in other comprehensive income, Assets	1,138	1,882
Purchases, Assets	612	51
Issues, Assets	334	674
Sales, Assets	0	0
Settlements, Assets	(17,198)	(16,312)
Transfers into Level 3, Assets	55,211	41,076
Transfers out of Level 3, Assets	(27,377)	(3,715)
Level 3 assets, Ending balance	81,096	71,089
Change in unrealized gains (losses) included in earnings for assets still held at period end	45,862	46,149
Fair Value, Measurements, Recurring | Trading derivatives—net | Interest rate contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	37,493	14,179
Total gains (losses) for the period included in earnings, Assets	(27,947)	(25,977)
Total gains (losses) for the period included in other comprehensive income, Assets	297	824
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	10,932	9,696
Transfers into Level 3, Assets	55,243	39,609
Transfers out of Level 3, Assets	(27,389)	(838)
Level 3 assets, Ending balance	48,629	37,493
Change in unrealized gains (losses) included in earnings for assets still held at period end	10,779	4,410
Fair Value, Measurements, Recurring | Trading derivatives—net | Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	7,463	7,283
Total gains (losses) for the period included in earnings, Assets	8,210	2,403
Total gains (losses) for the period included in other comprehensive income, Assets	86	206
Purchases, Assets	0	21
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(4,484)	1,833
Transfers into Level 3, Assets	(32)	1,467
Transfers out of Level 3, Assets	102	(5,750)
Level 3 assets, Ending balance	11,345	7,463
Change in unrealized gains (losses) included in earnings for assets still held at period end	7,877	(1,640)
Fair Value, Measurements, Recurring | Trading derivatives—net | Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	23,420	623
Total gains (losses) for the period included in earnings, Assets	16,190	46,579
Total gains (losses) for the period included in other comprehensive income, Assets	758	858
Purchases, Assets	19	30
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(23,369)	(27,543)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(90)	2,873
Level 3 assets, Ending balance	16,928	23,420
Change in unrealized gains (losses) included in earnings for assets still held at period end	25,646	42,546
Fair Value, Measurements, Recurring | Trading derivatives—net | Commodity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(45)	(63)
Total gains (losses) for the period included in earnings, Assets	153	30
Total gains (losses) for the period included in other comprehensive income, Assets	(3)	(6)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(14)	(6)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	91	(45)
Change in unrealized gains (losses) included in earnings for assets still held at period end	153	30
Fair Value, Measurements, Recurring | Trading derivatives—net | Credit derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	2,729	2,271
Total gains (losses) for the period included in earnings, Assets	1,273	750
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(263)	(292)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	3,739	2,729
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,303	819
Fair Value, Measurements, Recurring | Trading derivatives—net | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	29	734
Total gains (losses) for the period included in earnings, Assets	76	(31)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	593	0
Issues, Assets	334	674
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	364	29
Change in unrealized gains (losses) included in earnings for assets still held at period end	104	(16)
Fair Value, Measurements, Recurring | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	212,936	289,616
Total gains (losses) for the period included in earnings, Assets	(1,303)	277
Total gains (losses) for the period included in other comprehensive income, Assets	16,357	25,143
Purchases, Assets	301,283	236,786
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(272,638)	(287,747)
Transfers into Level 3, Assets	1,405	15,651
Transfers out of Level 3, Assets	(4,108)	(66,790)
Level 3 assets, Ending balance	253,932	212,936
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,094	12,545
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	65,262	0
Total gains (losses) for the period included in earnings, Assets	(3,619)	(963)
Total gains (losses) for the period included in other comprehensive income, Assets	7,156	3,791
Purchases, Assets	297	1
Issues, Assets	0	0
Sales, Assets	(56,292)	0
Settlements, Assets	(12,804)	(4,247)
Transfers into Level 3, Assets	0	66,680
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	0	65,262
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	5,737
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	11,890	16,718
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	(925)	607
Purchases, Assets	128	5,163
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(11,093)	(5,964)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(4,634)
Level 3 assets, Ending balance	0	11,890
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	87
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	3,089	162
Total gains (losses) for the period included in earnings, Assets	(164)	(328)
Total gains (losses) for the period included in other comprehensive income, Assets	142	68
Purchases, Assets	1,823	557
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(67)	(114)
Transfers into Level 3, Assets	1,255	2,854
Transfers out of Level 3, Assets	(4,108)	(110)
Level 3 assets, Ending balance	1,970	3,089
Change in unrealized gains (losses) included in earnings for assets still held at period end	147	(265)
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	0
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0	1,599
Total gains (losses) for the period included in earnings, Assets		0
Total gains (losses) for the period included in other comprehensive income, Assets		104
Purchases, Assets		0
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		(524)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		(1,179)
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		0
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	124,379	136,920
Total gains (losses) for the period included in earnings, Assets	(1,174)	580
Total gains (losses) for the period included in other comprehensive income, Assets	14,406	14,066
Purchases, Assets	296,645	231,039
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(251,318)	(258,226)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	182,938	124,379
Change in unrealized gains (losses) included in earnings for assets still held at period end	(823)	6,651
Fair Value, Measurements, Recurring | Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	73,563	134,202
Total gains (losses) for the period included in earnings, Assets	35	25
Total gains (losses) for the period included in other comprehensive income, Assets	2,734	10,298
Purchases, Assets	2,687	27
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(10,160)	(22,919)
Transfers into Level 3, Assets	150	12,797
Transfers out of Level 3, Assets	0	(60,867)
Level 3 assets, Ending balance	69,009	73,563
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,770	6,072
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	55,883	45,569
Total gains (losses) for the period included in earnings, Assets	712	5,856
Total gains (losses) for the period included in other comprehensive income, Assets	345	0
Purchases, Assets	18,963	9,899
Issues, Assets	0	0
Sales, Assets	(2,682)	(3,113)
Settlements, Assets	(806)	0
Transfers into Level 3, Assets	3,411	130
Transfers out of Level 3, Assets	(1,065)	(2,458)
Level 3 assets, Ending balance	74,761	55,883
Change in unrealized gains (losses) included in earnings for assets still held at period end	161	3,960
Fair Value, Measurements, Recurring | Equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	55,883	45,569
Total gains (losses) for the period included in earnings, Assets	712	5,856
Total gains (losses) for the period included in other comprehensive income, Assets	345	0
Purchases, Assets	18,963	9,899
Issues, Assets	0	0
Sales, Assets	(2,682)	(3,113)
Settlements, Assets	(806)	0
Transfers into Level 3, Assets	3,411	130
Transfers out of Level 3, Assets	(1,065)	(2,458)
Level 3 assets, Ending balance	74,761	55,883
Change in unrealized gains (losses) included in earnings for assets still held at period end	161	3,960
Fair Value, Measurements, Recurring | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	4,912	18,784
Total gains (losses) for the period included in earnings, Assets	61	(402)
Total gains (losses) for the period included in other comprehensive income, Assets	(21)	1,049
Purchases, Assets	90,986	2,369
Issues, Assets	0	0
Sales, Assets	0	(4,612)
Settlements, Assets	(5,612)	(202)
Transfers into Level 3, Assets	1,925	0
Transfers out of Level 3, Assets	0	(12,074)
Level 3 assets, Ending balance	92,251	4,912
Change in unrealized gains (losses) included in earnings for assets still held at period end	61	1,245
Fair Value, Measurements, Recurring | Other | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	11,656	0
Total gains (losses) for the period included in earnings, Assets	4,611	(1,626)
Total gains (losses) for the period included in other comprehensive income, Assets	2,107	443
Purchases, Assets	1,323	769
Issues, Assets	0	0
Sales, Assets	(21,098)	0
Settlements, Assets	1,401	0
Transfers into Level 3, Assets	0	12,070
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	0	11,656
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 0	¥ (4,276)